Significant Accounting Policies (Details) - Schedule of financial liabilities where fair value measure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Financial Liabilities Where Fair Value Measure Abstract
Fair value at the beginning of the year	$ 48,285
Initial recognition of earnout liabilities -		48,285
Change in fair value of earn out liabilities obligation -	(20,376)
Issuance of ordinary shares due to achievement of milestones and settlement of contingent consideration	(19,570)
Fair value at the end of the year	$ 8,339	$ 48,285